Class A Common Stock Subject to Possible Redemption (Details) - Schedule of class A common Stock subject to possible redemption	8 Months Ended
Sep. 30, 2021 USD ($)
Schedule of class A common Stock subject to possible redemption [Abstract]
Gross proceeds from Initial Public Offering	$ 552,000,000
Less:
Fair value of Public Warrants at issuance	(17,995,200)
Offering costs allocated at Class A Common Stock subject to possible redemption	(28,906,954)
Plus:
Accretion on Class A Common Stock subject to possible redemption	46,902,154
Class A Common Stock subject to possible redemption	$ 552,000,000